Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,780,000
Proposed Maximum Offering Price per Unit	7.60
Maximum Aggregate Offering Price	$ 13,528,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,868.22
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of Teladoc Health, Inc. (the "Registrant") that become issuable under the Teladoc Health, Inc. 2023 Employment Inducement Incentive Award Plan, as amended (the "2023 EIIAP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on December 9, 2025. (3) Represents the additional shares of Common Stock available for issuance under the 2023 EIIAP.